Summary of Restricted Share Activity (Detail)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding as of December 31, 2011	5,959,100
Granted	1,642,500
Released/Vested	(2,556,000)
Cancelled	(60,500)
Outstanding as of December 31, 2012	4,985,100